Business Combination (Details) - Schedule of Acquisition of Deyu and Jiuyi ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Deyu and Jiuyi [Member]
Business Combination (Details) - Schedule of Acquisition of Deyu and Jiuyi [Line Items]
Net assets acquired (Note)	¥ 58,578